Shareholder Report, Holdings (Details) - C000241219	Dec. 31, 2024
American Tower Corp. - USA-03027X100
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Simon Property Group, Inc. - USA-828806109
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Equinix, Inc. - USA-29444U700
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Digital Realty Trust, Inc. - USA-253868103
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Crown Castle, Inc. - USA-22822V101
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Realty Income Corp. - USA-756109104
Holdings [Line Items]
Percent of Net Asset Value	5.60%
AvalonBay Communities, Inc. - USA-053484101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Iron Mountain, Inc. - USA-46284V101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Mid-America Apartment Communities, Inc. - USA-59522J103
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Invitation Homes, Inc. - USA-46187W107
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Diversified REITs
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Industrial REITs
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Hotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Health Care REITs
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Office REITs
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Retail REITs
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Specialized REITs
Holdings [Line Items]
Percent of Net Asset Value	46.60%
Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.00%